Loans - Loans Outstanding by Domicile and Industry of Borrower (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 88,747,895	¥ 87,677,169
Less: Unearned income and deferred loan fees-net	167,028	149,081
Loans outstanding	88,580,867	87,528,088
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	58,648,266	56,030,511
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,010,644	9,731,028
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,492,162	9,603,433
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,406,710	5,992,511
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,357,287	5,219,727
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,885,807	3,832,884
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,695,677	4,634,442
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,898,137	2,198,805
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,918,260	5,389,347
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,193,398	8,567,099
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	790,184	861,235
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	30,099,629	31,646,658
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,448,778	10,475,277
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	177,385	317,284
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	19,454,623	20,818,709
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 18,843	¥ 35,388